CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2015	Mar. 31, 2014
Current Assets:
Cash and Cash Equivalents	$ 10,608,000	$ 13,839,000
Accounts Receivable, Net	69,837,000	76,964,000
Inventories:
Finished Goods	301,705,000	304,955,000
Work in Process	10,167,000	12,353,000
Raw Materials and Supplies	160,540,000	133,942,000
Total Inventories	472,412,000	451,250,000
Deferred Income Tax Asset, Net	6,997,000	8,412,000
Other Current Assets	27,439,000	33,594,000
Assets Current	587,293,000	584,059,000
Deferred Tax Assets, Net, Noncurrent	14,829,000
Other Assets	18,015,000	877,000
Property, Plant and Equipment:
Land	20,971,000	19,639,000
Buildings and Improvements	200,739,000	180,202,000
Machinery and Equipment	347,169,000	347,935,000
Property, Plant and Equipment	568,879,000	547,776,000
Accumulated Depreciation, Depletion and Amortization	383,322,000	363,859,000
Property, Plant and Equipment, Net	185,557,000	183,917,000
Total Assets	805,694,000	768,853,000
Current Liabilities:
Notes Payable	9,903,000	12,255,000
Accounts Payable	68,105,000	71,219,000
Accrued Vacation	11,347,000	10,997,000
Accrued Payroll	6,344,000	7,516,000
Other Accrued Expenses	23,732,000	26,111,000
Income Taxes Payable	1,787,000	913,000
Current Portion of Long-Term Debt	2,530,000	2,277,000
Liabilities Current	123,748,000	131,288,000
Long-Term Debt, Less Current Portion	271,634,000	216,239,000
Pension	54,960,000	15,828,000
Deferred Income Taxes, Net		339,000
Other Long-Term Liabilities	3,622,000	11,527,000
Total Liabilities	453,964,000	375,221,000
Stockholders' Equity:
Preferred Stock	2,119,000	5,332,000
Common Stock	3,010,000	2,958,000
Additional Paid-in Capital	96,578,000	93,260,000
Treasury Stock, at cost	(61,277,000)	(29,894,000)
Accumulated Other Comprehensive Loss	(31,804,000)	(11,252,000)
Retained Earnings	343,104,000	333,228,000
Total Stockholders' Equity	351,730,000	393,632,000
Total Liabilities and Stockholders Equity	$ 805,694,000	$ 768,853,000